Related party transactions - Key Management Renumeration (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party [Abstract]
Material post retirement benefits for executive offices and directors	$ 0
Short-term employee benefits (salaries)	10,821,000	$ 5,436,000	$ 6,614,000
Share-based compensation	21,712,000	20,316,000	19,113,000
Total	$ 32,533,000	25,752,000	$ 25,727,000
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Finance lease liability	$ 1,195,494,000	$ 1,305,952,000
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months